Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Contingencies And Commitments [Line Items]
Rent expense	$ 4.4	$ 2.1	$ 8.8	$ 4.0	$ 15.6	$ 8.0	$ 8.5
Minimum [Member]
Contingencies And Commitments [Line Items]
Lease term			1 year		1 year
Maximum [Member]
Contingencies And Commitments [Line Items]
Lease term			20 years		10 years